Other Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Demonstration assets, net	$ 2,410		$ 2,224	$ 2,981
Deferred tax assets, net	1,807		1,807	1,383
Other	427		343	381
Total other assets	$ 4,644		4,374	4,745
Useful life of demonstration assets	2 years
Amortization expense for demonstration assets	$ 938	$ 1,100	$ 2,100	$ 1,800